GOODWILL AND INTANGIBLE ASSETS, NET - Summary of Company's intangible assets (Details) - CNY (¥)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Intangible assets
Gross carrying amount	¥ 140,000,000	¥ 140,000,000
Accumulated amortization/deduction	(105,508,333)	(93,763,889)
Net carrying amount	34,491,667	46,236,111
Trademark
Intangible assets
Gross carrying amount	84,000,000	84,000,000
Accumulated amortization/deduction	(49,508,333)	(43,208,333)
Net carrying amount	¥ 34,491,667	¥ 40,791,667
Weighted average amortization period	10 years	10 years
Non-compete arrangements
Intangible assets
Gross carrying amount	¥ 56,000,000	¥ 56,000,000
Accumulated amortization/deduction	¥ (56,000,000)	(50,555,556)
Net carrying amount		¥ 5,444,444
Weighted average amortization period	6 years	6 years